ASSETS HELD FOR SALE - Assets and liabilities classified as held for sale (Details) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Cash and cash equivalents	$ 530	$ 358	$ 431	$ 489	$ 549	$ 352
Restricted cash	305		208
Trade receivables and other current assets	1,174		928
Property, plant and equipment, at fair value	44,646		44,590
Other long-term assets	667		605
Total assets	51,121		49,722
Current liabilities	3,484		2,761
Non-recourse borrowings	1,212		1,026
Other long-term liabilities	1,270		1,246
Assets and liabilities classified as held for sale
Statement [Line Items]
Cash and cash equivalents	22		4
Restricted cash	9		1
Trade receivables and other current assets	14		1
Property, plant and equipment, at fair value	808		51
Other long-term assets	1		0
Total assets	854		57
Current liabilities	9		0
Non-recourse borrowings	364		4
Other long-term liabilities	34		10
Total liabilities	$ 407		$ 14